33. Financial instruments and risk management (Details 10) - Capital Management [member] - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total loans and financing	R$ (9,976,966)	R$ (8,409,841)
Total leases	(7,584,192)	(6,052,780)
Cash and cash equivalents	654,444	1,645,425
Short-term investments	629,335	953,762
Restricted cash	544,607	444,306
Net indebtedness	R$ (15,732,772)	R$ (11,419,128)